[DECHERT LLP LETTERHEAD]

February 15, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           HARTFORD HLS SERIES FUND II, INC., FILE NOS. 033-03920/811-04615

Dear Sir or Madam:

Included herewith for filing on behalf of Hartford HLS Series Fund II, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 63 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”), marked to indicate the changes effected in the Registration Statement by the Amendment.

The Amendment contains four prospectuses and one combined statement of additional information (applicable to Class IA and Class IB Shares), and is being filed in connection with the Company’s annual update of its Registration Statement to update certain financial information and make other changes to the Company’s disclosure documents.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2013.  No fees are required in connection with this filing.  Please contact me at (617) 728-7127 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron

cc:                                John V. O’Hanlon